Mineral Interests (Tables)	12 Months Ended
Dec. 31, 2024
Mineral Interests [Abstract]
Schedule of Property Under The First Guayabales Option

The following is a summary of the option payments and exploration expenditures required to acquire 100% of the property under the First Guayabales Option:

		Option Payments	Exploration Expenditures	Total
		$	$	$
Phase 1	June 24, 2020 – June 24, 2024	2,000,000	3,000,000	5,000,000
Phase 2	June 24, 2024 – June 24, 2030	2,000,000	10,000,000	12,000,000
Phase 3	To commercial production	8,000,000[1]	–	8,000,000
		12,000,000	13,000,000	25,000,000

The following is a summary of the option payments to acquire the property under the Second Guayabales Option:

$
Total Phase 1	1,750,000
Total Phase 2	1,000,000
Total Phase 3	4,300,000
7,050,000